Consolidated Balance Sheets (Parentheticals) - shares	Dec. 31, 2021	Dec. 31, 2020
Statement of Financial Position [Abstract]
Ordinary shares, shares authorized	2,500,000,000	2,500,000,000
Ordinary shares, shares issued	35,780,335	20,218,220
Ordinary shares, shares outstanding	35,780,335	20,218,220
Pre-funded warrants to ordinary shares, issued	1,034,000	0
Pre-funded warrants to ordinary shares, outstanding	1,034,000	0